Debt issued measured at amortized cost	6 Months Ended
Jun. 30, 2021
Disclosure Of Financial Liabilities [Line Items]
Disclosure Of Debt Securities Explanatory
Note 14

Debt issued measured at amortized cost
USD million 30.6.21 31.3.21 31.12.20
Certificates of deposit 12,193 14,723 15,680
Commercial paper 25,304 26,591 25,472
Other short-term debt 5,219 6,080 5,515
Short-term debt
1
42,716 47,394 46,666
Senior unsecured debt 26,130 23,330 18,483
of which: issued by UBS AG with original maturity greater than one year
2
26,109 23,309 18,464
Covered bonds 1,449 2,606 2,796
Subordinated debt 5,232 5,253 7,744
of which: low-trigger loss-absorbing tier 2 capital

instruments
4,686 4,709 7,201
of which: non-Basel III-compliant tier 2 capital instruments 547 544 543
Debt issued through the Swiss central mortgage institutions 8,963 8,911 9,660
Other long-term debt 0 2 3
Long-term debt
3
41,775 40,101 38,685
Total debt issued measured at amortized cost
4
84,491 87,495 85,351
1 Debt with

an original

contractual

maturity

of less

than one

year.

2 Issued

by the

legal

entity

UBS AG.

Based

on original

contractual

maturity

without considering

any early

redemption features.

As of
30 June 2021, 100
% of the balance was

unsecured (31 March 2021:
100%; 31 December 2020: 100
%).

3 Debt with an original contractual

maturity greater than or equal to

one year. The

classification of debt
issued into short-term and long-term does not consider any early redemption features.

4 Net of bifurcated embedded derivatives, the fair value of which was not material for the periods presented.